Consolidated Statements of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Income Statement [Abstract]
Net Sales	$ 17,005	$ 16,590	$ 16,184
Costs and expenses:
Cost of products sold	4,333	4,126	3,889
Research and development expense	1,477	1,557	1,490
Selling, general, and administrative expense	5,847	5,698	5,623
Special charges	40	0	0
Restructuring charges, net	78	172	87
Certain litigation charges, net	770	245	90
Acquisition-related items	117	(49)	12
Amortization of intangible assets	349	331	335
Other expense, net	181	108	364
Interest expense, net	108	151	149
Total costs and expenses	13,300	12,339	12,039
Earnings from continuing operations before income taxes	3,705	4,251	4,145
Provision for income taxes	640	784	730
Earnings from continuing operations	3,065	3,467	3,415
Discontinued operations, net of tax:
Earnings from operations of Physio-Control	0	0	32
Physio-Control divestiture-related costs	0	0	(34)
Gain on sale of Physio-Control	0	0	204
Earnings from discontinued operations	0	0	202
Net earnings	$ 3,065	$ 3,467	$ 3,617
Basic earnings per share:
Earnings from continuing operations (per share)	$ 3.06	$ 3.40	$ 3.24
Net earnings (per share)	$ 3.06	$ 3.40	$ 3.43
Diluted earnings per share:
Earnings from continuing operations (per share)	$ 3.02	$ 3.37	$ 3.22
Net earnings (per share)	$ 3.02	$ 3.37	$ 3.41
Weighted average shares outstanding:
Basic weighted average shares outstanding	1,002.1	1,019.3	1,053.9
Diluted weighted average shares outstanding	1,013.6	1,027.5	1,059.9
Cash dividends declared per common share	$ 1.12	$ 1.04	$ 0.97